INVESTMENTS AND SUBORDINATED LOAN FROM THE PARENT CORPORATION	12 Months Ended
Dec. 31, 2020
INVESTMENTS AND SUBORDINATED LOAN FROM THE PARENT CORPORATION
INVESTMENTS AND SUBORDINATED LOAN FROM THE PARENT CORPORATION

8.  INVESTMENTS AND SUBORDINATED LOAN FROM THE PARENT CORPORATION

On February 27, 2018, the Corporation contracted a subordinated loan of $2,390.0 million from Quebecor Media Inc., bearing interest at a rate of 9.5%, payable every six months on June 20 and December 20, and maturing on February 27, 2048. On the same day, the Corporation invested the total proceeds of $2,390.0 million into 2,390,000 preferred shares, Series C, of 9346-9963 Quebec Inc. These shares carry the right to receive an annual dividend of 9.6%, payable semi-annually.

On November 30, 2018, 9346-9963 Quebec Inc., a subsidiary of Quebecor Media Inc., redeemed 795,000 preferred shares, Series C for a total cash consideration of $795.0 million, and settled cumulative unpaid dividends of $34.1 million. On the same day, the Corporation used the total proceeds of $795.0 million to repay its subordinated loans contracted from Quebecor Media Inc.

On October 11, 2019, the Corporation contracted a subordinated loan of $2,950.0 million from Quebecor Media Inc., bearing interest at a rate of 10.0%, payable every six months on June 20 and December 20, and maturing on October 11, 2049. On the same day, the Corporation invested the total proceeds of $2,950.0 million into 2,950,000 preferred shares, Series D, of 9346-9963 Quebec Inc. These shares carry the right to receive an annual dividend of 10.1%, payable semi-annually.

On December 19, 2019, 9346-9963 Quebec Inc., a subsidiary of Quebecor Media Inc., redeemed 2,950,000 preferred shares, Series D for a total cash consideration of $2,950.0 million, and settled cumulative unpaid dividends of $56.3 million. On the same day, the Corporation used the total proceeds of $2,950.0 million to repay its subordinated loans contracted from Quebecor Media Inc.

On November 12, 2020, the Corporation contracted a subordinated loan of $1,700.0 million from Quebecor Media inc, bearing interest at a rate of 9.0%, payable every six months on June 20 and December 20, and maturing on November 12, 2050. On the same day, the Corporation invested the total proceeds of $1,700.0 million into 1,700,000 preferred shares, Series L, of 9346-9963 Quebec Inc. These shares carry the right to receive an annual dividend of 9.1%, payable semi-annually.

On December 18, 2020, 9346-9963 Quebec Inc, a subsidiary of Quebecor Media Inc, redeemed 1,700,000 preferred shares, Series L for a total cash consideration of $1,700.0 million, and settled cumulative unpaid dividends of $15.3 million. On the same day, the Corporation used the total proceeds of $1,700.0 million to repay its subordinated loans contracted from Quebecor Media Inc.

These transactions were carried out for tax consolidation purposes of Quebecor Media Inc. and its subsidiaries.